Income Tax (Benefit) Expense - Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (27,864,014)	$ (46,448,210)	$ (51,860,307)	$ (13,444,392)
Tax at the Australian tax rate of 30% (2022: 25%)	(8,359,204)	(13,934,463)	(12,965,077)	(3,495,542)
Share based payments	1,087,931	1,262,386	3,153,550	1,152,043
Government grants	104,079	507,207	49,458
Unrealized foreign exchange gain	(7,459)		38,172
Entertainment	7,524	9,375	13,107	8,078
Other non-deductible amounts	68,801		727,362	41,930
Other non-assessable amounts			3,099	(29,054)
Difference in overseas tax rate	670,144	2,232,607	(560,684)	(34,381)
Adjustments for current tax of prior periods	(292,141)	(102,522)		(69,263)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,720,325	9,825,461	9,541,013	2,426,189
Income tax (benefit) expense	0	(199,949)	0	0
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	82,326,319	115,482,188	85,249,412	29,859,509
Potential tax benefit	24,697,896	34,644,656	21,312,383	7,763,472
Deferred tax: Share issue costs	0	0	0	0
(d) Deferred tax assets
Tax losses	24,697,896	34,644,656	21,312,353	7,464,877
Exploration and evaluation assets	522,068	365,919	545,211	698,209
Business capital costs	2,143,430	1,566,275	1,733,648	1,158,716
Other non-current assets	4,759,740	8,116,735	2,055,471	0
Right of use asset	79,151	92,858	58,650	196,284
Unrealized exchange loss on borrowings	433,514	259,804	213,791	23,319
Accrued expenses	307,811	98,303	468,644	238,363
Other	19,686	21,438	330,510	302,081
Total deferred tax assets	32,963,296	45,165,988	26,718,278	10,081,849
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,913,574)	(4,970,299)	(1,495,735)	(1,012,471)
Deferred tax assets not recognized	(30,049,722)	(39,994,325)	(25,222,543)	(9,069,378)
Net deferred tax assets	0	201,364	0	0
(e) Deferred tax liabilities
Other non-current assets	(2,031,711)	(4,162,691)	(351,147)	(888,812)
Prepayments	(215,967)	(224,008)	(1,144,588)	(123,659)
Unrealized exchange loss on borrowings	(665,896)	(583,600)	0	0
Total deferred tax liabilities	(2,913,574)	(4,970,299)	(1,495,735)	(1,012,471)
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,913,574)	(4,970,299)	(1,495,735)	(1,012,471)
Net deferred tax liabilities	$ 0	$ 0	$ 0	$ 0